Investments - Net Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ (0.2)	$ 0.1	$ 5.5
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	(0.2)	0.0	4.4
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	0.0	0.1	0.4
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 0.0	$ 0.0	0.7
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other			$ 5.3